S000001249 [Member] Investment Objectives and Goals - ARIZONA TAX-EXEMPT FUND	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	ARIZONA TAX‑EXEMPT FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide high current income exempt from regular federal income tax and Arizona State personal income tax by investing in municipal instruments.